Description of Business and Basis of Presentation - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2016
Investments in Greater Than 20%
Business Acquisition [Line Items]
Equity method investment ownership (as percent)		20.00%
Investments in Less Than 20%
Business Acquisition [Line Items]
Equity method investment ownership (as percent)		20.00%
DCP Midstream GP, LLC | DCP Midstream LLC
Business Acquisition [Line Items]
Ownership interest percentage by parent		100.00%
DCP Midstream LLC | Phillips 66
Business Acquisition [Line Items]
Ownership interest percentage by parent		50.00%
DCP Midstream LLC | Enbridge
Business Acquisition [Line Items]
Ownership interest percentage by parent		50.00%
DCP Midstream LP | DCP Midstream LLC
Business Acquisition [Line Items]
Ownership interest percentage by parent		21.40%
DCP Midstream LP | DCP Midstream LLC | Subsequent Event
Business Acquisition [Line Items]
Ownership interest percentage by parent	38.10%